UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07080

Name of Fund:   BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

Michigan Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2013

Date of reporting period: 10/31/2012

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2012 (Unaudited)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan — 124.8%
Corporate — 6.2%
Dickinson County EDC, Michigan, Refunding RB, International Paper Co. Project, Series A, 5.75%, 6/01/16	$3,900	$3,912,831
Monroe County EDC, Michigan, Refunding RB, Detroit Edison Co. Project, Series AA (NPFGC), 6.95%, 9/01/22	10,695	14,415,256

		18,328,087

County/City/Special District/School District — 35.9%
Adrian City School District Michigan, GO (AGM) (a):
5.00%, 5/01/14	2,000	2,139,440
5.00%, 5/01/14	1,600	1,711,552
Anchor Bay School District, GO, Refunding (Q-SBLF):
4.13%, 5/01/25	3,000	3,313,200
4.25%, 5/01/26	1,800	1,991,430
4.38%, 5/01/27	960	1,063,459
4.00%, 5/01/28	240	255,847
4.38%, 5/01/28	600	658,662
4.00%, 5/01/29	620	656,661
4.50%, 5/01/29	900	990,693
Bay City School District Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/36	2,800	3,053,176
Birmingham City School District Michigan, GO, School Building & Site (AGM), 5.00%, 11/01/33	1,000	1,059,880
Brighton Area School District, GO, School Building & Site, Series I (Q-SBLF):
4.25%, 5/01/37	3,570	3,678,706
4.00%, 5/01/42	390	394,793
Charter Township of Canton Michigan, GO, Capital Improvement (AGM):
5.00%, 4/01/25	1,840	2,116,626
5.00%, 4/01/26	2,000	2,266,880
5.00%, 4/01/27	500	566,720
City of Oak Park Michigan, GO, Street Improvement (NPFGC), 5.00%, 5/01/30	500	548,860
Comstock Park Public Schools, GO, School Building & Site, Series B (Q-SBLF):
5.50%, 5/01/36	750	866,618
5.50%, 5/01/41	1,355	1,564,618
County of Genesee Michigan, GO, Water Supply System (NPFGC), 5.13%, 11/01/33	1,000	1,017,610
County of Genesee Michigan, GO, Refunding, Series A (NPFGC), 5.00%, 5/01/19	600	650,004

Municipal Bonds	Par (000)	Value
Michigan (continued)
County/City/Special District/School District (continued)
Dearborn Brownfield Redevelopment Authority, GO, Limited Tax, Redevelopment, Series A (AGC), 5.50%, 5/01/39	$3,300	$3,725,733
Detroit City School District Michigan, GO, School Building & Site Improvement (NPFGC) (a):
Series A, 5.38%, 5/01/13	1,300	1,333,267
Series B, 5.00%, 5/01/13	2,850	2,917,602
Eaton Rapids Public Schools Michigan, GO, School Building & Site (AGM) (a):
5.25%, 5/01/14	1,325	1,422,957
5.25%, 5/01/14	1,675	1,798,833
Flint EDC, RB, Michigan Department of Human Services Office Building Project, 5.25%, 10/01/41	3,070	3,295,768
Fraser Public School District, GO, School Building & Site (AGM), 5.00%, 5/01/25	2,000	2,188,360
Gibraltar School District Michigan, GO, School Building & Site Improvement (NPFGC) (a):
5.00%, 5/01/14	2,940	3,144,977
5.00%, 5/01/14	710	759,835
Goodrich Area School District, GO, School Building & Site (Q-SBLF):
5.50%, 5/01/32	600	706,386
5.50%, 5/01/36	1,200	1,391,400
5.50%, 5/01/41	1,575	1,814,872
Gull Lake Community School District, GO, School Building & Site (AGM), 5.00%, 5/01/14 (a)	3,625	3,880,562
Harper Creek Community School District Michigan, GO, Refunding (AGM), 5.00%, 5/01/22	1,125	1,233,293
Harper Woods School District Michigan, GO, Refunding, School Building & Site (NPFGC), 5.00%, 5/01/14 (a)	430	449,015
Howell Public Schools, Refunding, GO (Q-SBLF), 4.50%, 5/01/29	1,090	1,221,410
Hudsonville Public Schools, GO, School Building & Site (Q-SBLF), 5.25%, 5/01/41	4,100	4,649,400
L’Anse Creuse Public Schools Michigan, GO, School Building & Site (AGM):
5.00%, 5/01/24	1,000	1,094,180
5.00%, 5/01/25	1,525	1,668,624
5.00%, 5/01/26	1,600	1,746,400
5.00%, 5/01/35	3,000	3,223,740
Lansing Building Authority Michigan, GO, Series A (NPFGC), 5.38%, 6/01/13 (a)	1,510	1,555,406

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	OCTOBER 31, 2012	1

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (continued)
County/City/Special District/School District (concluded)
Lincoln Consolidated School District Michigan, GO, Refunding (NPFGC), 4.63%, 5/01/28	$5,000	$5,364,400
Livonia Public Schools School District Michigan, GO, Refunding, Series A (NPFGC), 5.00%, 5/01/24	1,000	1,057,040
Montrose Community Schools, GO (NPFGC), 6.20%, 5/01/17	1,000	1,219,460
Orchard View Schools Michigan, GO, School Building & Site (NPFGC), 5.00%, 11/01/13 (a)	5,320	5,573,338
Parchment School District, County of Kalamazoo, State of Michigan, GO, School Building and Site, 5.00%, 5/01/25	1,000	1,155,050
Pennfield School District Michigan, GO, School Building & Site (NPFGC) (a):
5.00%, 5/01/14	765	817,739
5.00%, 5/01/14	605	646,709
Reed City Public Schools Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/14 (a)	1,425	1,525,462
Romulus Community Schools, GO, Unlimited Tax, Refunding, (AGM), (Q-SBLF):
4.13%, 5/01/25	1,150	1,253,201
4.25%, 5/01/26	1,200	1,310,556
4.25%, 5/01/27	1,200	1,300,560
4.50%, 5/01/29	1,025	1,122,683
Southfield Public Schools Michigan, GO, School Building & Site, Series B (AGM), 5.00%, 5/01/14 (a)	2,000	2,140,380
Thornapple Kellogg School District Michigan, GO, Refunding, School Building & Site (NPFGC), 5.00%, 5/01/32	2,500	2,792,900
Van Dyke Public Schools Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/28	1,250	1,411,263
Zeeland Public Schools Michigan, GO, School Building & Site (NPFGC), 5.00%, 5/01/14 (a)	1,600	1,712,304

		106,190,500

Education — 6.2%
Eastern Michigan University, Refunding RB, General (AMBAC), 6.00%, 6/01/20	435	436,797
Grand Valley State University Michigan, RB (NPFGC), 5.50%, 2/01/18	2,070	2,269,258
Lake Superior State University, Refunding RB (AGM):
4.00%, 11/15/26	770	809,516
4.00%, 11/15/27	465	486,548

Municipal Bonds	Par (000)	Value
Michigan (continued)
Education (concluded)
Lake Superior State University, Refunding RB (AGM) (concluded):
4.00%, 11/15/28	$310	$323,141
4.00%, 11/15/29	400	415,064
4.00%, 11/15/30	310	320,459
Michigan Higher Education Facilities Authority, RB, Limited Obligation, Hillsdale College Project, 5.00%, 3/01/35	1,720	1,745,834
Michigan State University, Refunding RB, General, Series C, 5.00%, 2/15/40	4,700	5,239,419
Michigan Technological University, Refunding RB, General, Series A, 5.00%, 10/01/34	1,650	1,865,111
Saginaw Valley State University Michigan, Refunding RB, General (NPFGC), 5.00%, 7/01/24	2,100	2,163,210
Western Michigan University, Refunding RB, General, 5.25%, 11/15/40	2,100	2,396,604

		18,470,961

Health — 25.7%
Flint Hospital Building Authority Michigan, Refunding RB, Hurley Medical Center (ACA):
6.00%, 7/01/20	1,045	1,061,386
Series A, 5.38%, 7/01/20	615	615,873
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital (AGM), 5.25%, 5/15/36	4,750	5,340,092
Kent Hospital Finance Authority Michigan, Refunding RB:
Butterworth, Series A (NPFGC), 7.25%, 1/15/13 (b)	330	332,696
Spectrum Health, Series A, 5.00%, 11/15/29	4,500	5,120,010
Michigan State Finance Authority, RB, Sparrow Obligated Group, 5.00%, 11/15/36	1,550	1,702,660
Michigan State Finance Authority, Refunding RB, Trinity Health Credit:
5.00%, 12/01/31	3,100	3,544,633
5.00%, 12/01/35	3,100	3,471,876
Michigan State Hospital Finance Authority, RB:
Ascension Health Senior Credit Group, 5.00%, 11/15/25	3,700	4,244,714
Hospital, MidMichigan Obligated Group, Series A (AMBAC), 5.50%, 4/15/18	2,530	2,537,362
Hospital, Oakwood Obligated Group, Series A, 5.75%, 4/01/13 (a)	5,000	5,114,650

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	OCTOBER 31, 2012	2

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (continued)
Health (concluded)
Michigan State Hospital Finance Authority, RB (concluded):
McLaren Health Care, Series C, 5.00%, 8/01/35	$1,000	$1,079,020
MidMichigan Obligated Group, Series A, 5.00%, 4/15/26	620	657,479
MidMichigan Obligated Group, Series A, 5.00%, 4/15/36	3,550	3,693,668
Michigan State Hospital Finance Authority, Refunding RB:
4.00%, 12/01/32	4,460	4,658,604
Henry Ford Health System, Series A, 5.25%, 11/15/46	2,500	2,648,700
Hospital, Crittenton, Series A, 5.63%, 3/01/27	2,050	2,088,437
Hospital, Oakwood Obligated Group, Series A, 5.00%, 7/15/21	600	667,398
Hospital, Oakwood Obligated Group, Series A, 5.00%, 7/15/25	3,260	3,539,415
Hospital, Oakwood Obligated Group, Series A, 5.00%, 7/15/37	630	663,371
Hospital, Sparrow Obligated Group, 5.00%, 11/15/31	3,100	3,308,630
Mclaren Health Care, 5.75%, 5/15/38	4,500	5,032,125
McLaren Health Care, Series A, 5.00%, 6/01/35	1,390	1,535,825
Hospital, Oakwood Obligated Group, 5.00%, 11/01/32	4,000	4,456,120
Trinity Health Credit, Series A, 6.25%, 12/01/28	930	1,102,013
Trinity Health Credit, Series A, 6.50%, 12/01/33	1,000	1,205,610
Trinity Health Credit, Series C, 5.38%, 12/01/12 (a)	1,000	1,004,300
Trinity Health Credit, Series C, 5.38%, 12/01/12 (a)	345	346,487
Trinity Health Credit, Series C, 5.38%, 12/01/12 (a)	3,410	3,424,663
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	1,000	1,289,500
Sturgis Building Authority, RB, Sturgis Hospital Project (NPFGC), 4.75%, 10/01/34	475	484,486

		75,971,803

Housing — 4.6%
Michigan State HDA, RB:
Deaconess Tower AMT (Ginnie Mae), 5.25%, 2/20/48	1,000	1,039,540
Series A, 4.75%, 12/01/25	4,400	4,852,012

Municipal Bonds	Par (000)	Value
Michigan (continued)
Housing (concluded)
Michigan State HDA, RB (concluded):
Series A, AMT (NPFGC), 5.30%, 10/01/37	$130	$130,122
Williams Pavilion, AMT (Ginnie Mae), 4.75%, 4/20/37	3,740	3,861,587
Michigan State HDA, Refunding RB, Series A, 6.05%, 10/01/41	3,260	3,625,381

		13,508,642

State — 16.2%
Michigan Municipal Bond Authority, Refunding RB, Local Government, Charter County Wayne, Series B (AGC), 5.38%, 11/01/24	125	146,081
Michigan State Building Authority, Refunding RB, Facilities Program:
Series H (AGM), 5.00%, 10/15/26	4,500	5,151,150
Series I, 6.25%, 10/15/38	3,900	4,564,482
Series I, 5.50%, 10/15/45	1,250	1,449,088
Series I (AGC), 5.25%, 10/15/24	4,000	4,809,240
Series I (AGC), 5.25%, 10/15/25	2,000	2,413,100
Series I (AGC), 5.25%, 10/15/26	600	723,258
Series II (NPFGC), 5.00%, 10/15/29	3,500	3,618,475
Michigan State Finance Authority, RB:
5.25%, 10/01/41	6,085	6,631,494
Series F, 5.00%, 4/01/31	1,000	1,086,850
Michigan Strategic Fund, Refunding RB, Cadillac Place Office Building Project, 5.25%, 10/15/31	1,500	1,710,195
State of Michigan, RB, GAB (AGM), 5.25%, 9/15/27	5,250	5,824,245
State of Michigan Trunk Line Revenue, RB:
5.00%, 11/15/29	1,000	1,185,130
5.00%, 11/15/33	1,850	2,158,543
5.00%, 11/15/36	3,500	4,056,570
State of Michigan, COP (AMBAC), 2.29%, 6/01/22 (b)(c)	3,000	2,412,480

		47,940,381

Transportation — 11.4%
Wayne County Airport Authority, RB, Detroit Metropolitan Wayne County Airport, AMT (NPFGC):
5.25%, 12/01/25	7,525	7,884,620
5.25%, 12/01/26	6,300	6,582,492
5.00%, 12/01/34	4,435	4,533,856
Wayne County Airport Authority, Refunding RB, AMT (AGC):
5.75%, 12/01/25	4,000	4,415,960
5.75%, 12/01/26	1,000	1,097,780
5.38%, 12/01/32	8,700	9,298,821

		33,813,529

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	OCTOBER 31, 2012	3

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Utilities — 18.6%
City of Detroit Michigan Water Supply System, RB:
Second Lien, Series B (AGM), 7.00%, 7/01/36	$3,000	$3,643,200
Second Lien, Series B (NPFGC), 5.00%, 7/01/13 (a)	1,550	1,599,119
Senior Lien, Series A (NPFGC), 5.00%, 7/01/34	6,000	6,045,840
Series B (NPFGC), 5.25%, 7/01/13 (a)	11,790	12,183,196
City of Detroit Michigan Water Supply System, Refunding RB, Second Lien, Series C (AGM), 5.00%, 7/01/29	10,470	11,068,361
City of Grand Rapids Michigan Sanitary Sewer System, RB:
5.00%, 1/01/37	930	1,072,513
4.00%, 1/01/42	1,700	1,755,930
City of Port Huron Michigan, RB, Water Supply:
5.25%, 10/01/31	310	344,708
5.63%, 10/01/40	1,000	1,120,040
Lansing Board of Water & Light Utilities System, RB, Series A:
5.00%, 7/01/27	1,970	2,308,013
5.00%, 7/01/31	4,230	4,923,889
5.00%, 7/01/37	2,065	2,359,428
5.50%, 7/01/41	3,000	3,563,460
Michigan Municipal Bond Authority, RB:
Clean Water Revolving-Pooled, 5.00%, 10/01/27	1,240	1,533,074
State Clean Water, 5.00%, 10/01/27	1,250	1,441,050

		54,961,821

Total Municipal Bonds in Michigan		369,185,724

Guam — 2.6%
State — 1.8%
Government of Guam Business Privilege Tax Revenue, RB, Series A, 5.13%, 1/01/42	2,300	2,558,382
Territory of Guam, Limited Obligation Bonds, RB, Section 30, Series A, 5.63%, 12/01/29	1,400	1,571,164
Territory of Guam, RB, Series B-1, 5.00%, 1/01/37	1,165	1,286,544

		5,416,090

Utilities — 0.8%
Guam Power Authority, Refunding RB, Series A:
5.00%, 10/01/34	605	654,259
(AGM), 5.00%, 10/01/26	970	1,104,074

Municipal Bonds	Par (000)	Value
Guam (concluded)
Utilities (concluded)
Guam Power Authority, Refunding RB, Series A (concluded):
(AGM), 5.00%, 10/01/27	$565	$640,286

		2,398,619

Total Municipal Bonds in Guam		7,814,709

Puerto Rico — 5.6%
State — 4.5%
Puerto Rico Sales Tax Financing Corp., RB:
First Sub-Series A, 5.50%, 8/01/42	500	533,470
Series A-1, 5.25%, 8/01/43	1,070	1,133,793
Puerto Rico Sales Tax Financing Corp., Refunding RB:
CAB, Series A (NPFGC), 5.60%, 8/01/42 (c)	4,500	871,110
CAB, Series A (NPFGC), 5.62%, 8/01/43 (c)	12,500	2,274,250
CAB, Series A (NPFGC), 5.70%, 8/01/46 (c)	20,000	2,998,800
First Sub-Series C (AGM), 5.13%, 8/01/42	5,100	5,535,387

		13,346,810

Transportation — 1.1%
Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC (AGC), 5.50%, 7/01/31	2,750	3,260,593

Total Municipal Bonds in Puerto Rico		16,607,403

Total Municipal Bonds – 133.0%		393,607,836

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)
Michigan — 20.2%
County/City/Special District/School District — 4.2%
Lakewood Public Schools Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/37	6,470	7,365,286
Portage Public Schools Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/31	4,650	5,144,202

		12,509,488

Education — 7.4%
Saginaw Valley State University, Refunding RB, General (AGM), 5.00%, 7/01/31	7,500	8,493,225

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	OCTOBER 31, 2012	4

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
Michigan (concluded)
Education (concluded)
Wayne State University, Refunding RB, General (AGM), 5.00%, 11/15/35	$12,207	$13,391,558

		21,884,783

Health — 1.3%
Michigan Finance Authority, Refunding RB, Trinity Health, 5.00%, 12/01/39	3,350	3,724,229

Housing — 2.6%
Michigan HDA, RB, Rental Housing, Series A, 6.00%, 10/01/45	6,990	7,619,939

Utilities — 4.7%
City of Grand Rapids Michigan, RB (NPFGC), 5.00%, 1/01/34	11,387	12,067,437
Detroit Water and Sewerage Department, Refunding RB, 5.25%, 7/01/39	1,649	1,787,002

		13,854,439

Total Municipal Bonds in Michigan		59,592,878

Puerto Rico — 0.4%
State — 0.4%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C, 5.25%, 8/01/40	1,060	1,163,530

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 20.6%		60,756,408

Total Long-Term Investments (Cost – $417,593,174) – 153.6%		454,364,244

Short-Term Securities	Shares

BIF Michigan Municipal Money Fund, 0.00% (e)(f)	10,443,114	10,443,114

Total Short-Term Securities (Cost – $10,443,114) – 3.5%		10,443,114

Total Investments (Cost – $428,036,288*) – 157.1%		464,807,358
Other Assets Less Liabilities – 1.8%		5,346,924
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (10.0)%		(29,594,269)
VRDP Shares, at Liquidation Value – (48.9)%		(144,600,000)

Net Assets Applicable to Common Shares – 100.0%		$295,960,013

*	As of October 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
	Tax cost	$399,276,903

	Gross unrealized appreciation	$37,872,571
	Gross unrealized depreciation	(1,910,307)

	Net unrealized appreciation	$35,962,264

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Security is collateralized by Municipal or US Treasury obligations.
(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(d)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Affiliate	Shares Held at July 31, 2012	Net Activity	Shares Held at October 31, 2012	Income

	BIF Michigan Municipal Money Fund	9,419,517	1,023,597	10,443,114	$—

(f)	Represents the current yield as of report date.

•	For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDC	Economic Development Corp.
GAB	Grant Anticipation Bonds
Ginnie Mae	Government National Mortgage Association
GO	General Obligation Bonds
HDA	Housing Development Authority
NPFGC	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	OCTOBER 31, 2012	5

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

—

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	—	$454,364,244	—	$454,364,244
Short-Term Securities	$10,443,114	—	—	10,443,114

Total	$10,443,114	$454,364,244	—	$464,807,358

[1]	See above Schedule of Investments for values in each sector.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of October 31, 2012, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities:
TOB trust certificates	—	$(29,568,191)	—	$(29,568,191)
VRDP Shares	—	(144,600,000)	—	(144,600,000)

Total	—	$(174,168,191)	—	$(174,168,191)

There were no transfers between levels during the period ended October 31, 2012.

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	OCTOBER 31, 2012	6

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Michigan Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniYield Michigan Quality Fund, Inc.

Date: December 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniYield Michigan Quality Fund, Inc.

Date: December 21, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock MuniYield Michigan Quality Fund, Inc.

Date: December 21, 2012